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                          GABELLI INVESTOR FUNDS, INC.

May 11, 1999

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Gabelli Investor Funds, Inc. (the "Corporation")
     Securities Act of 1933 Registration File No. 033-54016
     Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Corporation, pursuant to Rule 497(j) under the Securities Act of 1933, as amended. As Assistant Secretary of the Corporation, I hereby certify that the Corporation's definitive Prospectus and Statement of Additional Information, both dated May 1, 1999, which would have been filed by the Corporation pursuant to Rule 497(c), would not have differed from that contained in the Corporation's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on May 1, 1999.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8543.


Sincerely,

/s/ Paige C. Hodgin

Paige C. Hodgin
Assistant Secretary
Gabelli Investor Funds, Inc.

cc:  Mr. Richard Prins, Esq.       Skadden, Arps, Slate, Meagher, & Flom LLP
     Mr. Bruce N. Alpert           Gabelli Investor Funds, Inc.